SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
During 2026, the Plan received communication from the IRS requesting additional information regarding a submission originally filed in 2024 under the IRS Voluntary Correction Program (“VCP”). The submission addressed an operational discrepancy related to the treatment of annual vacation cash-out payments. The Plan Sponsor permits employees to cash out unused accrued vacation hours after the end of each calendar year, subject to certain limitations. Historically, these payments were excluded from eligible compensation for purposes of calculating 401(k) contributions, which was inconsistent with the terms of the Plan document. The Plan Sponsor is currently working to correct the operational discrepancy.